RECEIVABLES FINANCING AGREEMENT (Details Narrative)	1 Months Ended
Jan. 31, 2020 USD ($)
GOODWILL AND OTHER INTANGIBLE ASSETS
Description of repayable	the agreement are generally repayable in 45 days from the date of the advance
Interest rate	1.50%
Advanced received from related party	$ 180,778